Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2021
Accumulated other comprehensive income
23 Accumulated other comprehensive income and additional share information
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2Q21 (CHF million)
Balance at beginning of period	103	(15,534)	13		(3,662)	432	(2,019)	(20,667)
Increase/(decrease)	(19)	(471)	0		(89)	0	(514)	(1,093)
Reclassification adjustments, included in net income/(loss)	(22)	0	0		78	(24)	31	63
Total increase/(decrease)	(41)	(471)	0		(11)	(24)	(483)	(1,030)
Balance at end of period	62	(16,005)	13		(3,673)	408	(2,502)	(21,697)
1Q21 (CHF million)
Balance at beginning of period	206	(17,528)	13		(3,727)	456	(2,570)	(23,150)
Increase/(decrease)	(91)	1,994	0		(3)	0	505	2,405
Reclassification adjustments, included in net income/(loss)	(12)	0	0		68	(24)	46	78
Total increase/(decrease)	(103)	1,994	0		65	(24)	551	2,483
Balance at end of period	103	(15,534)	13		(3,662)	432	(2,019)	(20,667)
2Q20 (CHF million)
Balance at beginning of period	253	(15,064)	28		(3,617)	570	1,578	(16,252)
Increase/(decrease)	13	(450)	(47)		0	0	(2,680)	(3,164)
Reclassification adjustments, included in net income/(loss)	5	17	29		73	(34)	22	112
Total increase/(decrease)	18	(433)	(18)		73	(34)	(2,658)	(3,052)
Balance at end of period	271	(15,497)	10		(3,544)	536	(1,080)	(19,304)
6M21 (CHF million)
Balance at beginning of period	206	(17,528)	13		(3,727)	456	(2,570)	(23,150)
Increase/(decrease)	(110)	1,523	0		(92)	0	(9)	1,312
Reclassification adjustments, included in net income/(loss)	(34)	0	0		146	(48)	77	141
Total increase/(decrease)	(144)	1,523	0		54	(48)	68	1,453
Balance at end of period	62	(16,005)	13		(3,673)	408	(2,502)	(21,697)
6M20 (CHF million)
Balance at beginning of period	28	(14,469)	30		(3,690)	604	(2,772)	(20,269)
Increase/(decrease)	168	(1,045)	(52)		0	0	1,593	664
Reclassification adjustments, included in net income/(loss)	75	17	32		146	(68)	99	301
Total increase/(decrease)	243	(1,028)	(20)		146	(68)	1,692	965
Balance at end of period	271	(15,497)	10		(3,544)	536	(1,080)	(19,304)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2Q21, 1Q21, 2Q20, 6M21 and 6M20.
Details of significant reclassification adjustments
in	2Q21	1Q21	2Q20	6M21	6M20
Reclassification adjustments, included in net income/(loss) (CHF million)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	95	83	89	178	179
Tax expense/(benefit)	(17)	(15)	(16)	(32)	(33)
Net of tax	78	68	73	146	146
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [1]	(29)	(30)	(41)	(59)	(83)
Tax expense	5	6	7	11	15
Net of tax	(24)	(24)	(34)	(48)	(68)
1 These components are included in the computation of total benefit costs. Refer to "Note 27 – Pension and other post-retirement benefits" for further information.
Additional share information
	2Q21		1Q21		2Q20		6M21		6M20
Common shares issued
Balance at beginning of period	2,447,747,720		2,447,747,720		2,556,011,720		2,447,747,720		2,556,011,720
Issuance of common shares	203,000,000		0		0		203,000,000		0
Balance at end of period	2,650,747,720		2,447,747,720		2,556,011,720		2,650,747,720		2,556,011,720
Treasury shares
Balance at beginning of period	(83,737,482)		(41,602,841)		(156,996,084)		(41,602,841)		(119,761,811)
Sale of treasury shares	510,392,920		552,731,383		170,488,741		1,063,124,303		409,965,327
Repurchase of treasury shares	(514,715,462)		(599,319,336)		(172,555,047)		(1,114,034,798)		(452,618,437)
Issuance of common shares relating to mandatory convertible notes	(203,000,000)		0		0		(203,000,000)		0
Conversion of mandatory convertible notes	106,805		0		0		106,805		0
Share-based compensation	51,473,883		4,453,312		44,650,431		55,927,195		48,002,962
Balance at end of period	(239,479,336)		(83,737,482)		(114,411,959)		(239,479,336)		(114,411,959)
Common shares outstanding
Balance at end of period	2,411,268,384	[1]	2,364,010,238	[2]	2,441,599,761	[2]	2,411,268,384	[1]	2,441,599,761	[2]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 450,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
22 Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
6M21 (CHF million)
Balance at beginning of period	205	(17,517)	13		(460)	(11)	(2,469)	(20,239)
Increase/(decrease)	(109)	1,473	0		(85)	(1)	(5)	1,273
Reclassification adjustments, included in net income/(loss)	(34)	0	0		0	1	77	44
Total increase/(decrease)	(143)	1,473	0		(85)	0	72	1,317
Balance at end of period	62	(16,044)	13		(545)	(11)	(2,397)	(18,922)
6M20 (CHF million)
Balance at beginning of period	28	(14,560)	30		(417)	(7)	(2,620)	(17,546)
Increase/(decrease)	168	(1,015)	(52)		0	0	1,515	616
Reclassification adjustments, included in net income/(loss)	75	17	32		7	0	99	230
Total increase/(decrease)	243	(998)	(20)		7	0	1,614	846
Balance at end of period	271	(15,558)	10		(410)	(7)	(1,006)	(16,700)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 6M21 and 6M20.
Details on significant reclassification adjustments
in	6M21	6M20
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	0	17
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	(2)	7
Tax expense/(benefit)	2	0
Net of tax	0	7
1 These components are included in the computation of total benefit costs. Refer to "Note 26 – Pension and other post-retirement benefits" for further information.